Fair Value Measurements	12 Months Ended
Jul. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

2. Fair Value Measurements

Fair Value Hierarchy
The authoritative guidance defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When determining fair value, we consider the principal or most advantageous market for an asset or liability and assumptions that market participants would use when pricing the asset or liability. In addition, we consider and use all valuation methods that are appropriate in estimating the fair value of an asset or liability.
The authoritative guidance establishes a fair value hierarchy that is based on the extent and level of judgment used to estimate the fair value of assets and liabilities. In general, the authoritative guidance requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the measurement of its fair value. The three levels of input defined by the authoritative guidance are as follows:
•Level 1 uses unadjusted quoted prices that are available in active markets for identical assets or liabilities.
•Level 2 uses inputs other than quoted prices included in Level 1 that are either directly or indirectly observable through correlation with market data. These include quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar assets or liabilities in markets that are not active; and inputs to valuation models or other pricing methodologies that do not require significant judgment because the inputs used in the model, such as interest rates and volatility, can be corroborated by readily observable market data for substantially the full term of the assets or liabilities.
•Level 3 uses one or more unobservable inputs that are supported by little or no market activity and that are significant to the determination of fair value. Level 3 assets and liabilities include those whose fair values are determined using pricing models, discounted cash flow methodologies, or similar valuation techniques and significant management judgment or estimation.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes financial assets that we measured at fair value on a recurring basis at the dates indicated, classified in accordance with the fair value hierarchy described above.

	At July 31, 2025			At July 31, 2024
(In millions)	Level 1	Level 2	Total Fair Value	Level 1	Level 2	Total Fair Value
Assets:
Cash equivalents, primarily money market funds	$1,790	$—	$1,790	$2,538	$—	$2,538
Available-for-sale debt securities:
Corporate notes	—	502	502	—	456	456
U.S. agency securities	—	1,316	1,316	—	159	159
Total available-for-sale debt securities	—	1,818	1,818	—	615	615
Total assets measured at fair value on a recurring basis	$1,790	$1,818	$3,608	$2,538	$615	$3,153
The following table summarizes our cash equivalents and available-for-sale debt securities by balance sheet classification and level in the fair value hierarchy at the dates indicated:

	At July 31, 2025			At July 31, 2024
(In millions)	Level 1	Level 2	Total Fair Value	Level 1	Level 2	Total Fair Value
Cash equivalents:
In cash and cash equivalents	$1,790	$—	$1,790	$2,538	$—	$2,538
Available-for-sale debt securities:
In investments	$—	$1,668	$1,668	$—	$465	$465
In funds receivable and amounts held for customers	—	150	150	—	150	150
Total available-for-sale debt securities	$—	$1,818	$1,818	$—	$615	$615
We value our Level 1 assets, consisting primarily of money market funds, using quoted prices in active markets for identical instruments.
Financial assets whose fair values we measure on a recurring basis using Level 2 inputs consist of corporate notes and U.S. agency securities. We measure the fair values of these assets with the help of a pricing service that either provides quoted market prices in active markets for identical or similar securities or uses observable inputs for their pricing without applying significant adjustments. Our fair value processes include controls designed to ensure that we record appropriate fair values for our Level 2 investments. These controls include comparison to pricing provided by a secondary pricing service or investment manager, validation of pricing sources and models, review of key model inputs, analysis of period-over-period price fluctuations, and independent recalculation of prices where appropriate.
Financial assets whose fair values we measure using Level 3 inputs consist of notes receivable held for sale. These notes receivables are recorded at the lower of amortized cost or fair value. As of July 31, 2025 we held no notes receivable held for sale. As of July 31, 2024, total notes receivable held for sale was not material and the difference between amortized cost and fair value was not material.
Financial liabilities whose fair values we measure using Level 2 inputs consist of senior unsecured notes. See Note 7, “Debt,” for more information. We measure the fair value of our senior unsecured notes based on their trading prices and the interest rates we could obtain for other borrowings with similar terms. At July 31, 2025 and July 31, 2024, the total estimated fair value of the senior unsecured notes was $5.0 billion and $5.5 billion, respectively. At July 31, 2025 and July 31, 2024, the carrying value of the senior unsecured notes was $5.0 billion and $5.5 billion, respectively. See Note 7, “Debt,” for more information.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Assets measured at fair value on a non-recurring basis include reporting units measured at fair value in a goodwill impairment test and our long-term investments.
Estimates of fair value for reporting units fall under Level 3 of the fair value hierarchy. During the fourth quarters of fiscal 2025, fiscal 2024, and fiscal 2023, we performed our annual goodwill impairment tests. Using the methodology described in Note 1, we determined that the estimated fair values of all of our reporting units exceeded their carrying values and that they were not impaired.
Long-term investments primarily include non-marketable equity securities in privately held companies that do not have a readily determinable fair value. They are accounted for at cost and adjusted based on observable price changes from orderly transactions for identical or similar investments of the same issuer or impairment. These investments are classified as Level 3 in the fair value hierarchy because we estimate the value of these investments using a valuation method based on observable transaction price changes at the transaction date.
The following table summarizes the adjustments to the carrying value of our long-term investments.

	July 31,
(In millions)	2025	2024	2023
Upward adjustments	$11	$4	$—
Downward adjustments, including impairments	(51)	(2)	(6)
Net adjustments	$(40)	$2	$(6)
Cumulative upward adjustments were $85 million, and cumulative downward adjustments, including impairments, were $69 million through July 31, 2025 for measurement alternative investments held as of July 31, 2025. As of July 31, 2025 and July 31, 2024, the carrying value of long-term investments was $94 million and $131 million, respectively.